ORDINARY SHARES AND STATUTORY RESERVE	12 Months Ended
Dec. 31, 2024
ORDINARY SHARES AND STATUTORY RESERVE
ORDINARY SHARES AND STATUTORY RESERVE

12   ORDINARY SHARES AND STATUTORY RESERVE

(a)   Treasury shares

For the year ended December 31, 2022, 3,409,080 ordinary shares were repurchased on the open market with the amount of RMB17,103.

For the year ended December 31, 2023, 496,240 ordinary shares were repurchased on the open market with the amount of RMB2,428.

For the year ended December 31, 2024, 5,119,698ordinary shares were repurchased on the open market with the amount of RMB7,360.

(b)   Statutory reserves and restricted net assets

Under PRC rules and regulations, TCTM’s PRC subsidiaries, consolidated VIEs, and the subsidiaries of the VIEs (the “PRC Entities”) are required to appropriate 10% of their net profit, as determined in accordance with PRC accounting rules and regulations, to a statutory surplus reserve until the reserve balance reaches 50% of their registered capital. In addition, private schools (held by the PRC Entities) which require reasonable returns are required to appropriate 25% of their net profit, as determined in accordance with PRC accounting rules and regulations, to a statutory development fund, whereas in the case of private schools which do not require reasonable return, 25% of the annual increase of their net assets. The appropriation to these statutory reserves must be made before distribution of dividends to TCTM can be made.

For the years ended December 31, 2022, 2023 and 2024, the PRC Entities made appropriations to the statutory reserves of RMB19,037, RMB6,780 and RMB8,837, respectively. As of December 31, 2023 and 2024, the accumulated balance of the statutory reserves was RMB201,381 and RMB210,219, respectively, which is combined in accumulated deficit.

Relevant laws and regulations of mainland China restrict the WFOE, VIE and VIE’s subsidiary from transferring a portion of their net assets, equivalent to the balance of their paid-in-capital, additional paid-in-capital and statutory reserves to the Company in the form of loans, advances or cash dividends. Relevant PRC statutory laws and regulations restrict the payments of dividends by the Company’s VIE and VIE’s subsidiary from their respective retained earnings, if any, as determined in accordance with PRC accounting standards and regulations.

The balances of restricted net assets as of December 31, 2023 and 2024 were RMB1,228,153 and RMB1,236,927 respectively. Under applicable laws of mainland China, loans from PRC companies to their offshore affiliated entities require governmental approval, and advances by PRC companies to their offshore affiliated entities must be supported by bona fide business transactions.

(c)   Dividend

No cash dividend was declared for the years ended December 31, 2022, 2023 and 2024.